PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.    PROPERTY AND EQUIPMENT

	2014
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$33,888	$4,825
Computer software	1,950	1,447	503
Office furniture	21,012	17,073	3,939
Equipment	42,590	28,400	14,190
	$104,265	$80,808	$23,457

	2013
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$30,524	$8,189
Computer software	1,324	1,286	38
Office furniture	21,012	12,875	8,137
Equipment	41,882	24,610	17,272
Leasehold improvements	47,628	44,187	3,441
	$150,559	$113,482	$37,077